Fees Summary	Jul. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,512,000.00
Previously Paid Amount	0.00
Total Fee Amount	843.89
Total Offset Amount	0.00
Net Fee	843.89
Narrative - Max Aggregate Offering Price	$ 5,512,000.00
Final Prospectus	true